Other gains (losses), net - Summary of Other (Losses), Net (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Other gains (losses), net [Abstract]
Gain from the re-measurement of the previously held equity interests to the fair value in the business acquisition	¥ 0	¥ 481	¥ 0
Foreign exchange losses, net	(2,867)	(3,787)	(8,971)
Gain on disposal of other debts	6,846	10,095	0
Reimbursement from a depositary bank	6,556	0	0
Others	797	195	(843)
Total	¥ 11,332	¥ 6,984	¥ (9,814)